VARIABLE INTEREST ENTITY (Narrative) (Details) - 12 months ended Dec. 31, 2016 ¥ in Millions	USD ($)	CNY (¥)
Variable Interest Entity 1 | ¥		¥ 38.0
Variable Interest Entity 2	$ 5,400,000
Variable Interest Entity 3	353,876
Variable Interest Entity 4	308,473
Variable Interest Entity 5	520,951
Variable Interest Entity 6	520,951
Variable Interest Entity 7	404,662
Variable Interest Entity 8	$ 116,289